Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of significant accounting policies
Schedule of estimated useful lives of property, equipment and software, net

Category	Estimated useful life
Building	24 years
Office furniture and equipment	3 - 5 years
Computer and electronic equipment	3 - 5 years
Software	5 years
Vehicle	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of acquired finite-lived intangible assets by major class

Category	Estimated useful life
Microcredit license	17 years
Software copyright	2 years
Customer database	5.5 years
Customer relationship	10 years
Trademark	5.5 years
Credit investigation license	indefinite